Annual Total Returns [BarChart] - Prospectus-Adviser Class - Payden Core Bond Fund - Adviser Class	Feb. 28, 2021
Bar Chart Table:
Annual Return 2011	3.90%
Annual Return 2012	9.43%
Annual Return 2013	(1.69%)
Annual Return 2014	5.89%
Annual Return 2015	0.58%
Annual Return 2016	3.41%
Annual Return 2017	5.01%
Annual Return 2018	(1.50%)
Annual Return 2019	8.93%
Annual Return 2020	6.69%